FINANCIAL INSTRUMENTS - Foreign currencies (Details) - Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Denominated in Euro
Sensitivity to interest rate change
Sensitivity analysis, assumed strengthening (as a percent)	10.00%	10.00%
Increase(decrease) in profit where foreign currency denominated items strengthen 10% against the functional currency	$ 523	$ 502
Sensitivity analysis, assumed weakening (as a percent)	10.00%	10.00%
Denominated in CAD
Sensitivity to interest rate change
Sensitivity analysis, assumed strengthening (as a percent)	10.00%	10.00%
Increase(decrease) in profit where foreign currency denominated items strengthen 10% against the functional currency	$ 142	$ 130
Sensitivity analysis, assumed weakening (as a percent)	10.00%	10.00%
Denominated in JPY
Sensitivity to interest rate change
Sensitivity analysis, assumed strengthening (as a percent)	10.00%	10.00%
Increase(decrease) in profit where foreign currency denominated items strengthen 10% against the functional currency	$ (22,760)	$ (12,306)
Sensitivity analysis, assumed weakening (as a percent)	10.00%	10.00%